UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2004
                                                   ----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
Address:   280 Park Avenue, 21st Floor, West Tower
           New York, New York 10017

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash, Member of Joshua Nash LLC
        --------------------------------------------
Title:  General Partner of Ulysses Partners, L.P.
        --------------------------------------------
Phone:  212-455-6200
        --------------------------------------------

Signature, Place, and Date of Signing:

    Joshua Nash           New York, New York         05/14/04
----------------------    -------------------     --------------
    [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  -0-
                                          --------------------

Form 13F Information Table Entry Total:             92
                                          --------------------

Form 13F Information Table Value Total:     $ 1,000,978       (in thousands)
                                          --------------------



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2004


                                                                                                                     ITEM 5:
                                           ITEM 2:               ITEM 3:                    ITEM 4:                 Shares or
     ITEM 1:                              Title of               Cusip                       Fair                   Principal
  Name of Issuer                          Class                  Number                  Market Value                Amount
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER                                 ORD                 G04074103                   7,941,120               352,000 CALLS
ACCENTURE LTD.                              CL A                G1150G111                   9,575,280               386,100 SHS
EVEREST RE GROUP LTD.                       COM                 G3223R108                  23,376,384               273,600 SHS
GLOBAL SANTA FE                             SHS                 G3930E101                  16,595,352               597,600 CALLS
NABORS INDUSTRIES                           SHS                 G6359F103                   5,636,400               123,200 SHS
TRANSOCEAN                                  ORD                 G90078109                   3,433,259               123,100 SHS
WEATHERFORD INTL                            COM                 G95089101                   7,401,483               176,100 CALLS
ABBOTT LABORATORIES                         COM                 002824100                   7,233,600               176,000 SHS
ABITIBI CONSOLIDATED INC.                   COM                 003924107                   2,957,948               417,200 SHS
ALCOA                                       COM                 013817101                  12,210,880               352,000 CALLS
AMERICAN EXPRESS                            COM                 025816109                   9,130,785               176,100 CALLS
APPLE COMPUTER                              COM                 037833100                   1,906,320                70,500 CALLS
ATHEROGENICS                                COM                 047439104                   2,012,560                88,000 SHS
BJ SERVICES                                 COM                 055482103                   6,905,892               159,600 SHS
BAKER HUGHES                                COM                 057224107                  21,483,072               588,900 CALLS
BOSTON SCIENTIFIC                           COM                 101137107                   6,700,278               158,100 CALLS
BRISTOL MYERS                               COM                 110122108                   5,960,580               246,000 CALLS
TOM BROWN INC.                              COM NEW             115660201                   3,308,800                88,000 SHS
BURLINGTON RES                              COM                 122014103                   8,965,467               140,900 CALLS
CIT GROUP INC.                              COM                 125581108                   6,689,190               175,800 SHS
CSX CORP                                    COM                 126408103                   6,990,932               230,800 SHS
CHURCH & DWIGHT                             COM                 171340102                   6,531,148               150,800 SHS
CISCO                                       COM                 17275R102                   5,810,005               246,500 CALLS
COLGATE-PALMOLIVE                           COM                 194162103                   1,994,620                36,200 SHS
CONSOL ENERGY INC.                          COM                 20854P109                   5,601,200               209,000 SHS
COOPER CAMERON CORP.                        COM                 216640102                   3,101,120                70,400 SHS
COX COMMUNICATIONS                          CL A                224044107                  17,787,640               562,900 SHS
DDI CORP.                                   COM PAR $ .001      233162304                   1,750,638               169,800 SHS
DADE BEHRING INC.                           COM                 23342J206                   6,285,024               141,300 SHS
DEERE & CO.                                 COM                 244199105                   4,879,424                70,400 SHS
DELTA AND PINE LAND CO.                     COM                 247357106                   2,397,695                96,100 SHS
DIAGEO PLC                                  SPON ADR NEW        25243Q205                   2,548,816                48,200 SHS
DIAMONDS TR                                 UNIT SER 1          252787106                  27,455,664               264,200 SHS
DIAMONDS TR                                 UNIT SER 1          252787106                 328,937,976             3,165,300 PUTS
EMC CORP                                    COM                 268648102                   1,913,566               140,600 CALLS
ENSCO INTL INC.                             COM                 26874Q100                   2,969,118               105,400 SHS
EVERGREEN RESOURCES INC                     COM NO PAR          299900308                   2,418,240                70,400 SHS
EXPLORATION CO. OF DELAWARE                 COM NEW             302133202                     144,210                34,500 SHS
FANNIE MAE                                  COM                 313586109                  15,710,155               211,300 PUTS
FIRST DATA CORP.                            COM                 319963104                   8,899,976               211,100 SHS
FIRST DATA CORP.                            COM                 319963104                  14,819,240               351,500 CALLS
FOREST LABS INC.                            COM                 345838106                   2,513,862                35,100 SHS
FOREST LABS INC.                            COM                 345838106                   5,042,048                70,400 CALLS
GEMSTAR-TV GUIDE                            COM                 36866W106                   2,228,391               332,100 SHS
GUIDANT                                     COM                 401698105                   5,576,560                88,000 CALLS
HEWLETT PACKARD                             COM                 428236103                   5,632,344               246,600 CALLS
IDT CORP                                    CL B                448947309                   3,941,340               195,600 SHS
IKON OFFICE SOLUTIONS                       COM                 451713101                   2,615,040               204,300 SHS
INSPIRE PHARMACEUTICALS                     COM                 457733103                   2,713,172               210,650 SHS
INTEL CORP                                  COM                 458140100                   2,872,320               105,600 SHS
JOY GLOBAL INC.                             COM                 481165108                   6,465,525               230,500 SHS
KFX INC.                                    COM                 48245L107                   2,218,265               213,500 SHS
LAMAR ADVERTISING CO                        CL A                512815101                   5,770,050               143,000 SHS
LIBERTY MEDIA CORP.                         COM SER A           530718105                   6,598,470               602,600 SHS
ELI LILLY                                   COM                 532457108                  11,761,020               175,800 CALLS
MASSEY ENERGY CO.                           COM                 576206106                   5,104,791               231,300 SHS
MEDIMUNIE                                   COM                 584699102                   3,251,972               140,900 CALLS
MELLON FINANCIAL                            COM                 58551A108                   8,873,844               283,600 SHS


MICHAELS STORES INC.                        COM                 594087108                   3,218,644                66,200 SHS
MICROSOFT CORP                              COM                 594918104                   8,767,881               351,700 SHS
MICROSOFT CORP                              COM                 594918104                  12,387,717               496,900 CALLS
MICRON                                      COM                 595112103                   8,822,880               528,000 CALLS
MURPHY OIL CORP.                            COM                 626717102                   6,800,760               108,000 SHS
NASDAQ 100 TR                               UNIT SER 1          631100104                  44,176,384             1,232,600 PUTS
NATIONAL SEMICONDUCTOR                      COM                 637640103                   7,824,123               176,100 CALLS
NATIONWIDE FINCL SERVICES                   CL A                638612101                   2,552,340                70,800 SHS
NEW YORK TIMES CO.                          CL A                650111107                  10,877,620               246,100 SHS
NEWFIELD EXPLORATION CO.                    COM                 651290108                   4,213,047                87,900 SHS
NEWMONT MINING                              COM                 651639106                  16,423,086               352,200 CALLS
NOKIA                                       SPONSORED ADR       654902204                   8,554,104               421,800 CALLS
NORFOLK SOUTHERN                            COM                 655844108                   6,277,978               284,200 SHS
OIL SERVICE HOLDERS                         DEPOSTRY RCPT       678002106                   4,993,353                71,100 SHS
PARAMETRIC TECHNOLOGY                       COM                 699173100                   1,128,644               249,700 SHS
PFIZER                                      COM                 717081103                   9,863,070               281,400 CALLS
PHARMA HOLDES                               DEPOSTRY RCPT       71712A206                   8,134,470               106,500 SHS
SBC COMMUNICATIONS                          COM                 78387G103                   7,933,782               323,300 SHS
S&P DEPOS.RECEIPTS                          UNIT SER 1          78462F103                  19,916,910               176,100 SHS
ST JUDE                                     COM                 790849103                   7,599,340               105,400 CALLS
SCHERING PLOUGH CORP.                       COM                 806605101                   4,872,488               300,400 SHS
SCHLUMBERGER                                COM                 806857108                   5,618,800                88,000 SHS
SEEBEYOND TECH CORP                         COM                 815704101                     860,625               212,500 SHS
SYMBOL TECHNOLOGIES INC.                    COM                 871508107                   1,443,480               104,600 SHS
TEXAS INSTR                                 COM                 882508104                   4,158,006               142,300 CALLS
TIME WARNER                                 COM                 887317105                  20,742,858             1,230,300 CALLS
TRINITY INDUSTRIES                          COM                 896522109                   2,930,120               105,400 SHS
UNITEDGLOBALCOM INC                         CL A                913247508                   3,300,131               388,708 SHS
UNOCAL                                      COM                 915289102                   9,167,152               245,900 CALLS
WEBMD CORP                                  COM                 94769M105                   3,615,563               406,700 SHS
WHEELING PITTSBURGH CORP.                   COM NEW             963142302                   2,315,638               105,400 SHS
XEROX                                       COM                 984121103                   7,264,602               498,600 SHS
XEROX                                       COM                 984121103                   5,746,408               394,400 CALLS
YORK INTERNATIONAL                          COM                 986670107                   6,926,422               176,200 SHS


                             ** TABLE CONTINUED **

                                                     ITEM 6:                                                  ITEM 8:
                                             INVESTMENT DISCRETION                                    VOTING AUTHORITY SHARES
                                                   (b) Shares                       ITEM 7:
     ITEM 1:                                      as Defined     (c) Shared       Managers
  Name of Issuer                   (a) Sole        in Instr. V       Other        See Instr. V   (a) Sole    (b) Shared    (c) None
-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER                           X                                                              X
ACCENTURE LTD.                        X                                                              X
EVEREST RE GROUP LTD.                 X                                                              X
GLOBAL SANTA FE                       X                                                              X
NABORS INDUSTRIES                     X                                                              X
TRANSOCEAN                            X                                                              X
WEATHERFORD INTL                      X                                                              X
ABBOTT LABORATORIES                   X                                                              X
ABITIBI CONSOLIDATED INC.             X                                                              X
ALCOA                                 X                                                              X
AMERICAN EXPRESS                      X                                                              X
APPLE COMPUTER                        X                                                              X
ATHEROGENICS                          X                                                              X
BJ SERVICES                           X                                                              X
BAKER HUGHES                          X                                                              X
BOSTON SCIENTIFIC                     X                                                              X
BRISTOL MYERS                         X                                                              X
TOM BROWN INC.                        X                                                              X
BURLINGTON RES                        X                                                              X
CIT GROUP INC.                        X                                                              X
CSX CORP                              X                                                              X
CHURCH & DWIGHT                       X                                                              X
CISCO                                 X                                                              X
COLGATE-PALMOLIVE                     X                                                              X
CONSOL ENERGY INC.                    X                                                              X
COOPER CAMERON CORP.                  X                                                              X
COX COMMUNICATIONS                    X                                                              X
DDI CORP.                             X                                                              X
DADE BEHRING INC.                     X                                                              X
DEERE & CO.                           X                                                              X
DELTA AND PINE LAND CO.               X                                                              X
DIAGEO PLC                            X                                                              X
DIAMONDS TR                           X                                                              X
DIAMONDS TR                           X                                                              X
EMC CORP                              X                                                              X
ENSCO INTL INC.                       X                                                              X
EVERGREEN RESOURCES INC               X                                                              X
EXPLORATION CO. OF DELAWARE           X                                                              X
FANNIE MAE                            X                                                              X
FIRST DATA CORP.                      X                                                              X
FIRST DATA CORP.                      X                                                              X
FOREST LABS INC.                      X                                                              X
FOREST LABS INC.                      X                                                              X
GEMSTAR-TV GUIDE                      X                                                              X
GUIDANT                               X                                                              X
HEWLETT PACKARD                       X                                                              X
IDT CORP                              X                                                              X
IKON OFFICE SOLUTIONS                 X                                                              X
INSPIRE PHARMACEUTICALS               X                                                              X
INTEL CORP                            X                                                              X
JOY GLOBAL INC.                       X                                                              X
KFX INC.                              X                                                              X
LAMAR ADVERTISING CO                  X                                                              X
LIBERTY MEDIA CORP.                   X                                                              X
ELI LILLY                             X                                                              X
MASSEY ENERGY CO.                     X                                                              X
MEDIMUNIE                             X                                                              X
MELLON FINANCIAL                      X                                                              X


MICHAELS STORES INC.                  X                                                              X
MICROSOFT CORP                        X                                                              X
MICROSOFT CORP                        X                                                              X
MICRON                                X                                                              X
MURPHY OIL CORP.                      X                                                              X
NASDAQ 100 TR                         X                                                              X
NATIONAL SEMICONDUCTOR                X                                                              X
NATIONWIDE FINCL SERVICES             X                                                              X
NEW YORK TIMES CO.                    X                                                              X
NEWFIELD EXPLORATION CO.              X                                                              X
NEWMONT MINING                        X                                                              X
NOKIA                                 X                                                              X
NORFOLK SOUTHERN                      X                                                              X
OIL SERVICE HOLDERS                   X                                                              X
PARAMETRIC TECHNOLOGY                 X                                                              X
PFIZER                                X                                                              X
PHARMA HOLDES                         X                                                              X
SBC COMMUNICATIONS                    X                                                              X
S&P DEPOS.RECEIPTS                    X                                                              X
ST JUDE                               X                                                              X
SCHERING PLOUGH CORP.                 X                                                              X
SCHLUMBERGER                          X                                                              X
SEEBEYOND TECH CORP                   X                                                              X
SYMBOL TECHNOLOGIES INC.              X                                                              X
TEXAS INSTR                           X                                                              X
TIME WARNER                           X                                                              X
TRINITY INDUSTRIES                    X                                                              X
UNITEDGLOBALCOM INC                   X                                                              X
UNOCAL                                X                                                              X
WEBMD CORP                            X                                                              X
WHEELING PITTSBURGH CORP.             X                                                              X
XEROX                                 X                                                              X
XEROX                                 X                                                              X
YORK INTERNATIONAL                    X                                                              X


                              ** TABLE COMPLETE **